Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Schedule of Property, Plant and Equipment [Line Items]
Total property, plant, and equipment, at cost	$ 14,399,464	$ 14,169,895
Less: accumulated depreciation	(9,260,222)	(8,814,898)
Property, plant, and equipment, net	5,139,242	5,354,997
Buildings [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,944,016	2,913,471
Machinery and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	9,785,992	9,631,702
Transportation vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,024,220	1,013,593
Office equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 645,236	$ 611,129